Debt	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Debt
Note 14.  Debt
a)
The Company’s short- and long-term debt consists of the following:

As of December 31, 2022				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	19,414,300
	Fixed-rate Senior notes (i)	2.875%	2030		19,414,300
	Fixed-rate Senior notes (i)	4.700%	2032		14,560,725
	Fixed-rate Senior notes (i)	6.375%	2035		19,051,835
	Fixed-rate Senior notes (i)	6.125%	2037		7,168,245
	Fixed-rate Senior notes (i)	6.125%	2040		38,741,430
	Fixed-rate Senior notes (i)	4.375%	2042		22,326,445
	Fixed-rate Senior notes (i)	4.375%	2049		24,267,875

	Subtotal U.S. dollars			Ps.	164,945,155

Mexican pesos
	Domestic Senior notes (i)	TIIE + 0.050%	2024	Ps.	1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,683,928
	Domestic Senior notes (i)	TIIE + 0.300%	2025		335,731
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		7,099,289

	Subtotal Mexican pesos			Ps.	53,554,397

Euros
	Commercial Paper (ii)	2.010% - 2.270%	2023	Ps.	2,597,875
	Fixed-rate Senior notes (i)	3.500%	2023		6,234,902
	Fixed-rate Senior notes (i)	3.259%	2023		15,587,256
	Exchangeable Bond (i)	0.000%	2024		43,581,968
	Fixed-rate Senior notes (i)	1.500%	2024		17,665,557
	Fixed-rate Senior notes (i)	1.500%	2026		15,587,256
	Fixed-rate Senior notes (i)	0.750%	2027		15,708,525
	Fixed-rate Senior notes (i)	2.125%	2028		12,395,194

	Subtotal euros			Ps.	129,358,533

Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	11,729,149
	Fixed-rate Senior notes (i)	5.750%	2030		15,247,894
	Fixed-rate Senior notes (i)	4.948%	2033		7,037,490
	Fixed-rate Senior notes (i)	4.375%	2041		17,593,724

	Subtotal Pound Sterling			Ps.	51,608,257

Brazilian reais
	Debentures (i)	CDI + 1.350%	2023	Ps.	9,302,135
	Promissory Notes (i)	CDI + 1.000%	2023		2,976,683
	Debentures (i)	CDI + 1.400%	2024		15,813,630
	Debentures (i)	CDI + 1.370%	2025		5,581,281

	Subtotal Brazilian reais			Ps.	33,673,729

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,924,847

	Subtotal Japanese yen			Ps.	1,924,847

Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,964,099

	Subtotal Chilean pesos			Ps.	3,964,099

	Subtotal other currencies			Ps.	5,888,946

As of December 31, 2022				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Lines of Credit and others
U.S. dollars
	Lines of credit (iii)	5.050%	2023	Ps.	491,750
Euros
	Lines of credit (iii)	2.083% - 2.650%	2023 - 2024		17,052,458
Mexican pesos
	Lines of credit (iii)	TIIE + 0.280% - TIIE + 0.580%	2023		43,580,000
Peruvian Soles
	Lines of credit (iii)	6.00%	2023		4,142,056
Colombian pesos
	Lines of credit (iii)	IBR + 2.25%	2023		165,479
Brazilian reais
	Lines of credit (iii)	13.32%	2023		6,105,177
Others
	Lines of credit (iii)	11.00%	2023		23,543

	Subtotal Lines of Credit and others			Ps.	71,560,463

	Total debt				Ps.510,589,480

	Less: Short-term debt and current portion of long-term debt				Ps.102,024,414

	Long-term debt				Ps.408,565,066

As of December 31, 2023				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	16,893,500
	Fixed-rate Senior notes (i)	2.875%	2030		16,893,500
	Fixed-rate Senior notes (i)	4.700%	2032		12,670,125
	Fixed-rate Senior notes (i)	6.375%	2035		16,578,098
	Fixed-rate Senior notes (i)	6.125%	2037		6,237,503
	Fixed-rate Senior notes (i)	6.125%	2040		33,711,148
	Fixed-rate Senior notes (i)	4.375%	2042		19,427,525
	Fixed-rate Senior notes (i)	4.375%	2049		21,116,875

	Subtotal U.S. dollars			Ps.	143,528,274

Mexican pesos
	Commercial Paper (ii)	11.439%	2024	Ps.	200,000
	Domestic Senior notes (i)	TIIE + 0.020%	2024		1,356,693
	Domestic Senior notes (i)	TIIE + 0.050%	2024		1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,930,385
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,419
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		10,578,733

	Subtotal Mexican pesos			Ps.	89,926,765

Euros
	Commercial Paper (ii)	4.110% - 4.210%	2024	Ps.	9,510,854
	Exchangeable Bond (i)	0.000%	2024		37,662,984
	Fixed-rate Senior notes (i)	1.500%	2024		15,851,424
	Fixed-rate Senior notes (i)	1.500%	2026		13,986,551
	Fixed-rate Senior notes (i)	0.750%	2027		14,095,366
	Fixed-rate Senior notes (i)	2.125%	2028		11,122,292
	Fixed-rate Senior notes (i)	5.250%	2028		9,324,371

	Subtotal euros			Ps.	111,553,842

As of December 31, 2023				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	10,753,557
	Fixed-rate Senior notes (i)	5.750%	2030		13,979,625
	Fixed-rate Senior notes (i)	4.948%	2033		6,452,134
	Fixed-rate Senior notes (i)	4.375%	2041		16,130,336

	Subtotal Pound Sterling			Ps.	47,315,652

Brazilian reais
	Debentures (i)	CDI + 1.400%	2024	Ps.	14,830,185
	Debentures (i)	CDI + 1.100%	2024		3,489,455
	Debentures (i)	CDI + 1.370%	2025		5,234,183
	Debentures (i)	CDI + 1.350%	2026		5,234,183

	Subtotal Brazilian reais			Ps.	28,788,006

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,557,115

	Subtotal Japanese yen			Ps.	1,557,115

Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,541,257

	Subtotal Chilean pesos			Ps.	3,541,257

	Subtotal other currencies			Ps.	5,098,372

Lines of Credit and others
Euros
	Lines of credit (iii)	Euribor 1 M + 1.3% & 4.320%	2024 - 2028	Ps.	10,443,291
Mexican pesos
	Lines of credit (iii)	TIIE + 0.300% - TIIE + 0.790%	2024		52,680,000
Peruvian Soles
	Lines of credit (iii)	7.830% - 8.010%	2024		11,342,850

	Subtotal Lines of Credit and others			Ps.	74,466,141

	Total debt			Ps.	500,677,052

	Less: Short-term debt and current portion of long-term debt			Ps.	160,963,603

	Long-term debt			Ps.	339,713,449

L = LIBOR (London Interbank Offered Rate)
TIIE = Mexican Interbank Rate
CDI = Brazil Interbank Deposit Rate
TAB = Chilean weighted average funding rate
IBR = Colombia Reference Bank Indicator
Interest rates on the Company’s debt are subject to fluctuations in international and local rates. The Company’s weighted average cost of borrowed funds as of December 31, 2022, and December 31, 2023 was approximately 5.38% and 5.94%, respectively.
Such rates do not include commissions or the reimbursements for Mexican tax withholdings (typically a tax rate of 4.9%) that the Company must pay to international lenders.

An analysis of the Company’s short-term debt maturities as of December 31, 2022, and December 31, 2023, is as follows:

	2022		2023
Obligations and Senior Notes	Ps.	36,698,853	Ps.	95,821,829
Lines of credit		65,325,561		65,141,774

Subtotal short term debt	Ps.	102,024,414	Ps.	160,963,603

Weighted average interest rate		8.50%		7.01%

The Company’s long-term debt maturities are as follows:

Years	Amount
2025	Ps.	14,573,986
2026		29,974,291
2027		14,095,366
2028		40,787,112
2029		16,893,500
2030 and thereafter		223,389,194

Total	Ps.	339,713,449

(i) Senior Notes
The outstanding Senior Notes as of December 31, 2022, and December 31, 2023, are as follows:

Currency*	2022		2023
U.S. dollars	Ps.	164,945,155	Ps.	143,528,274
Mexican pesos		53,554,397		89,926,765
Euros		129,358,533		111,553,842
Pound sterling		51,608,257		47,315,652
Brazilian reais		33,673,729		28,788,006
Japanese yens		1,924,847		1,557,115
Chilean pesos		3,964,099		3,541,257

*	Thousands of Mexican pesos
*	Includes secured and unsecured senior notes.
In July 2023, under a Mexican Global Note program, the Company issued Ps. 17,000 million, sustainable bond with a coupon of 9.50%—approximately one billion U.S. dollars equivalent—maturing in January 2031. Such program was launched due to America Movil’s plan to increase Mexican pesos denominated liabilities on its consolidated statement of financial position. Global Notes are registered before SEC in U.S.A. and CNBV in Mexico.
In addition, under the Company Domestic Senior Notes program, AMX issued Ps. 15,446 million notes divided in four tranches. This Notes bear a fixed or floating interest rate established as a percentage of TIIE. In addition, the Company re-opened an inflation linked Domestic Senior Note of Ps.3,150 million.
(ii) Commercial Paper
In August 2020, we established a new Euro-Commercial Paper program for a total amount of €2,000 million. As of December 31, 2023, debt under this program aggregated to Ps. 9,511 million.

In December 2023, we updated our Mexican Domestic Senior Notes program mentioned above to include short-term issuances, and increased the program amount up to Ps. 100,000 million. As of December 31, 2023, short-term debt under this program aggregated to Ps. 200 million.
(iii) Lines of credit
As of December 31, 2022, and December 31, 2023, debt under lines of credit aggregated to Ps. 71,560 million and Ps. 74,466 million, respectively. Telekom Austria closed December 31, 2023 with an aggregated debt of Ps. 10,443 under lines of credit.
The Company has two revolving syndicated credit facilities, one for the Euro equivalent of U.S. $1,500 million and the other for U.S. $2,500 million maturing in 2026 and 2024, respectively. As long as the facilities are committed, a commitment fee is paid. As of December 31, 2023, these credit facilities are undrawn. Telekom Austria has an undrawn revolving syndicated credit facility in Euros for €1,000 million that matures in 2026.
Restrictions
A portion of the debt is subject to certain restrictions with respect to maintaining certain financial ratios, as well as restrictions on selling a significant portion of groups of assets, among others. As of December 31, 2023, the Company was in compliance with all these requirements.
A portion of the debt is also subject to early maturity or repurchase at the option of the holders in the event of a change in control of the Company, as defined in each instrument. The definition of change in control varies from instrument to instrument; however, no change in control shall be considered to have occurred as long as its current shareholders continue to hold the majority of the Company’s voting shares.
Covenants
In conformity with the credit agreements, the Company is obliged to comply with certain financial and operating commitments. Such covenants limit in certain cases, the ability of the Company or the guarantor to: pledge assets, carry out certain types of mergers, sell all or substantially all of its assets, and sell control of Telcel.
Such covenants do not restrict the ability of AMX’s subsidiaries to pay dividends or other payment distributions to AMX. The more restrictive financial covenants require the Company to maintain a consolidated ratio of debt to EBITDA (defined as operating income plus depreciation and amortization) that does not exceed 4 to 1, and a consolidated ratio of EBITDA to interest paid that is not below 2.5 to 1 (in accordance with the clauses included in the credit agreements).
Several of the financing instruments of the Company may be accelerated, at the option of the debt holder in the case that a change in control occurs.
As of December 31, 2023, the Company was in compliance with all the covenants.